Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 456,190	$ 406,441
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	351	367
Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	15,300
Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	283,550	167,113
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,020	35,084
Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	76,902	84,486
Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	51,723	111,946
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	3,995	7,812
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	351	367
Amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	360,452	251,599
Amortized cost [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	15,300
Amortized cost [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	283,550	167,113
Amortized cost [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	76,902	84,486
Amortized cost [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	95,738	154,842
FVTPL [member] | Debt [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0
FVTPL [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	40,020	35,084
FVTPL [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Short-term investments | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	51,723	111,946
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 3,995	$ 7,812